Dec. 31, 2019
UBS Sustainable Development Bank Bond Fund
UBS Sustainable Development Bank Bond Fund

The UBS Funds

Prospectus Supplement | December 31, 2019

•  UBS Sustainable Development Bank Bond Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus relating to Class A and Class P shares, dated October 28, 2019, for the above-listed series (the "Funds") of The UBS Funds.

III. UBS Sustainable Development Bank Bond Fund's index name change

The UBS Sustainable Development Bank Bond Fund's index, the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index has changed its name to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

Therefore, all references to the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index are deleted in their entirety and replaced with Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.